Shareholder Report, Average Annual Return (Details)		1 Months Ended	2 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
		Jul. 31, 2026	Jul. 31, 2026		Jul. 31, 2026		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000270834 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long AAOI Daily ETF (AAOX)
Average Annual Return, Percent	[1]						(58.40%)
C000270838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long LEU Daily ETF (LEUX)
Average Annual Return, Percent	[2]							(48.56%)
C000270839 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]								155.36%
C000270846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long SNDK Daily ETF (SNXX)
Average Annual Return, Percent	[4]								200.16%
C000270854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long COHR Daily ETF (COHX)
Average Annual Return, Percent	[5]							(10.16%)
C000274738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long SpaceX Daily ETF (SPCM)
Average Annual Return, Percent	[6]				(60.08%)
C000274739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Short SpaceX Daily ETF (SPCG)
Average Annual Return, Percent	[7]				56.36%
C000274744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long QNT Daily ETF (QNTU)
Average Annual Return, Percent	[8]	(63.84%)
C000275979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Long CBRS Daily ETF (CBRX)
Average Annual Return, Percent	[9]		(52.52%)
C000275980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Tradr 2X Short CBRS Daily ETF (CBRZ)
Average Annual Return, Percent	[10]		(47.80%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Average Annual Return, Percent		(0.06%) [8]	(0.79%)	[9],[10]	0.90%	[6]	14.23% [1]	9.40% [5]	8.40% [3]

[1]	The Fund commenced operations on March 23, 2026. Since Inception return is cumulative if time since inception is less than one year.
[2]	The Fund commenced operations on February 18, 2026. Since Inception return is cumulative if time since inception is less than one year.
[3]	The Fund commenced operations on January 26, 2026. Since Inception return is cumulative if time since inception is less than one year.
[4]	The Fund commenced operations on January 26, 2026. Since Inception return is cumulative if time since inception is less than one year.
[5]	The Fund commenced operations on February 18, 2026. Since Inception return is cumulative if time since inception is less than one year.
[6]	The Fund commenced operations on June 12, 2026. Since Inception return is cumulative if time since inception is less than one year.
[7]	The Fund commenced operations on June 12, 2026. Since Inception return is cumulative if time since inception is less than one year.
[8]	The Fund commenced operations on June 30, 2026. Since Inception return is cumulative if time since inception is less than one year.
[9]	The Fund commenced operations on May 28, 2026. Since Inception return is cumulative if time since inception is less than one year.
[10]	The Fund commenced operations on May 28, 2026. Since Inception return is cumulative if time since inception is less than one year.